Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation [Line Items]
Allocated share based compensation		$ 628	$ 737	$ 855	$ 902
Zenith [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based arrangement vesting period				3 years		3 years
Allocated share based compensation		202	202	$ 402	298	$ 707
Share based compensation by share based arrangement number of options granted				844,000		844,000
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Allocated share based compensation		52	78	$ 107	128
Selling and Marketing Expense [Member]
Stock-Based Compensation [Line Items]
Allocated share based compensation		16	17	32	43
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Allocated share based compensation		560	642	716	731
General and Administrative Expense [Member] | Zenith [Member]
Stock-Based Compensation [Line Items]
Allocated share based compensation		$ 202	202	$ 402	298
Share based compensation by share based arrangement number of options granted				844		844
Two Thousand And Eighteen Stock Plan [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based arrangement number of shares authorized		4,040		4,040		4,040
Share based compensation by share based arrangement term				10 years		10 years
Share based compensation by share based arrangement vesting period				4 years		4 years
Allocated share based compensation						$ 728	$ 1,181
Share based payment arrangement non vested award options unrecognized compensation						$ 2,144	$ 1,198
Share based payment arrangement non vested award options recognition period						2 years 9 months 14 days	2 years 10 days
Share based compensation by share based arrangement number of options granted				0		1,033	1,567
Offer for sale of redeemable convertible preferred stock by the investors price per share						$ 6.2209
Offer for sale of common stock by the investors price per share						$ 6.2209
Common stock shares surrendered by the investors						804	1,045
Redeemable convertible preferred stock shares surrendered by the investors						1,045	804
Redeemable convertible preferred stock shares issued to the investors						1,849
Two Thousand And Eighteen Stock Plan [Member] | Vesting Of Common Stock On Conversion Of Redeemable Convertible Preferred Stock [Member]
Stock-Based Compensation [Line Items]
Allocated share based compensation			$ 108	$ 0	$ 216	$ 324	$ 432
Two Thousand And Eighteen Stock Plan [Member] | Sale Of Surrendered Shares [Member]
Stock-Based Compensation [Line Items]
Allocated share based compensation							5,399
Two Thousand And Eighteen Stock Plan [Member] | Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Allocated share based compensation						386	500
Two Thousand And Eighteen Stock Plan [Member] | Selling and Marketing Expense [Member]
Stock-Based Compensation [Line Items]
Allocated share based compensation						86	45
Two Thousand And Eighteen Stock Plan [Member] | General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Allocated share based compensation						256	$ 636
Two Thousand And Eighteen Stock Plan [Member] | General and Administrative Expense [Member] | Zenith [Member]
Stock-Based Compensation [Line Items]
Allocated share based compensation						$ 707
Amended Two Thousand And Eighteen Stock Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based arrangement vesting period	4 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period	1,533
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value	$ 21.55
Allocated share based compensation	$ 33,033
Outstanding Nonvested RSU		1,533		1,533